UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (A) — 34.6%
Albion Capital (B) (C)
0.150%, 04/02/15	$4,217	$4,217
0.180%, 04/16/15	3,000	3,000
0.230%, 05/15/15	12,613	12,609
0.210%, 05/18/15	5,000	4,999
ASB Finance (B) (C)
0.220%, 04/30/15	3,000	2,999
Bank of Nova Scotia (B) (C)
0.240%, 05/26/15	10,000	9,996
0.250%, 06/19/15	416	416
0.260%, 08/10/15	2,962	2,959
Bank of Tokyo-Mitsubishi UFJ NY (B)
0.310%, 07/01/15	1,300	1,299
BNZ International Funding (B) (C)
0.270%, 07/15/15	6,262	6,257
Caisse Centrale Desjardins (B) (C)
0.230%, 04/06/15	3,914	3,914
Chariot Funding (B) (C)
0.230%, 05/08/15	1,587	1,587
0.270%, 07/15/15	1,058	1,057
Chevron (B) (C)
0.080%, 04/01/15	2,047	2,047
0.150%, 04/06/15	6,000	6,000
Coca-Cola (B) (C)
0.190%, 04/20/15	5,000	4,999
0.210%, 05/26/15	425	425
0.240%, 06/23/15	8,040	8,035
0.220%, 07/27/15	4,750	4,747
0.300%, 09/09/15	5,000	4,993
CRC Funding (B) (C)
0.190%, 06/29/15	2,300	2,299
DNB Bank (B) (C)
0.230%, 04/22/15	10,000	9,999
Fairway Finance (B) (C)
0.220%, 04/16/15	5,390	5,389
0.220%, 05/11/15	3,000	2,999
0.230%, 07/02/15	4,114	4,112
0.215%, 07/06/15	3,989	3,986
0.260%, 07/16/15	7,620	7,614
General Electric Capital (B)
0.220%, 05/15/15	10,526	10,523
JP Morgan Securities (B) (C)
0.250%, 04/20/15	16,000	15,998
0.250%, 05/04/15	11,000	10,997
0.280%, 05/05/15	5,000	4,999
0.250%, 05/05/15	11,000	10,997
0.250%, 05/08/15	7,500	7,498
0.300%, 07/24/15	2,000	1,998
Liberty Street Funding (B) (C)
0.190%, 06/08/15	12,000	11,996
Manhattan Asset Funding (B) (C)
0.260%, 04/06/15	10,000	10,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.220%, 04/07/15	$1,000	$1,000
0.180%, 04/17/15	3,500	3,500
0.270%, 06/16/15	250	250
0.250%, 06/23/15	4,124	4,122
National Australia Bank (B) (C)
0.235%, 05/18/15	12,000	11,996
Nestle Capital (B) (C)
0.225%, 07/14/15	3,000	2,998
Nordea Bank (B) (C)
0.245%, 06/01/15	4,000	3,998
Novartis Finance (B) (C)
0.090%, 04/01/15	6,121	6,121
0.100%, 04/06/15	9,085	9,085
Old Line Funding LLC (B) (C)
0.220%, 04/20/15	1,982	1,982
0.230%, 05/12/15	5,000	4,999
0.240%, 06/05/15	3,725	3,723
0.240%, 06/17/15	4,404	4,402
Regency Markets No. 1 (B) (C)
0.120%, 04/02/15	2,921	2,921
0.130%, 04/10/15	20,135	20,134
0.150%, 04/27/15	2,000	2,000
Skandinaviska Enskilda Banken (B) (C)
0.270%, 05/26/15	500	500
0.230%, 06/12/15	4,650	4,648
Thunder Bay Funding LLC (C)
0.275%, 04/07/15 (D)	3,855	3,855
0.240%, 05/26/15 (B)	11,000	10,996
0.270%, 07/14/15 (B)	5,500	5,496
Toronto-Dominion Holdings (B) (C)
0.220%, 04/23/15	2,092	2,092
Toyota Credit Canada (B)
0.240%, 05/12/15	789	789
0.250%, 05/26/15	853	853
Toyota Motor Credit (B)
0.230%, 05/20/15	6,000	5,998
0.250%, 05/29/15	4,000	3,998
0.275%, 07/30/15	10,000	9,991
0.270%, 07/31/15	5,675	5,670
Victory Receivables (B) (C)
0.130%, 04/06/15	833	833
Westpac Securities NZ (C)
0.265%, 04/10/15 (D)	880	880
0.280%, 07/07/15 (B)	10,000	9,992
0.275%, 07/15/15 (B)	5,000	4,996
Working Capital Management (B) (C)
0.130%, 04/01/15	1,166	1,166
0.130%, 04/02/15	3,377	3,377
0.130%, 04/06/15	1,965	1,965
0.130%, 04/07/15	3,564	3,564

Total Commercial Paper (Cost $372,849) ($Thousands)		372,849

1	SEI Liquid Asset Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CERTIFICATES OF DEPOSIT (A) — 33.3%
ANZ New Zealand International (C) (D)
0.243%, 04/04/15	$5,600	$5,600
Bank of Montreal
0.220%, 04/08/15	4,000	4,000
0.235%, 04/09/15 (D)	7,200	7,200
0.230%, 06/01/15	8,000	8,000
Bank of Nova Scotia (D)
0.240%, 04/01/15	10,000	10,000
0.255%, 04/09/15	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ NY
0.302%, 04/01/15 (D)	750	750
0.240%, 05/11/15	17,000	17,000
0.320%, 05/13/15	1,352	1,352
0.250%, 06/17/15	1,300	1,300
0.310%, 07/29/15	2,000	2,000
Canadian Imperial Bank of Commerce
0.268%, 04/12/15 (D)	12,000	12,000
0.240%, 05/12/15	5,000	5,000
Chase Bank USA
0.300%, 05/15/15	1,767	1,768
Commonwealth Bank of Australia (C) (D)
0.253%, 04/23/15	8,118	8,118
DNB Bank
0.050%, 04/06/15	12,250	12,250
0.050%, 04/07/15	9,500	9,500
Fairway Finance (C) (D)
0.243%, 04/26/15	13,500	13,500
General Electric Capital (D)
0.250%, 04/12/15	4,750	4,750
0.228%, 04/17/15	5,000	5,000
0.250%, 04/24/15	5,000	5,000
HSBC Bank PLC
0.255%, 04/02/15 (D)	400	400
Mizuho Bank
0.250%, 04/02/15	7,026	7,026
0.240%, 04/15/15	1,300	1,300
0.250%, 05/20/15	15,000	15,000
0.250%, 06/01/15	5,000	5,000
0.260%, 06/16/15	1,750	1,750
National Australia Bank (C) (D)
0.255%, 04/07/15	9,854	9,854
Nordea Bank Finland
0.210%, 04/28/15	5,000	5,000
0.210%, 05/05/15	5,000	5,000
0.245%, 05/26/15	9,000	9,000
0.240%, 05/26/15	12,000	12,000
Norinchukin Bank
0.230%, 04/15/15	10,750	10,750
Old Line Funding LLC (D)
0.275%, 04/07/15	1,336	1,336
0.255%, 04/08/15	6,000	6,000
0.253%, 04/08/15	7,000	7,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.275%, 04/15/15	$12,000	$12,000
Skandinaviska Enskilda Banken NY
0.250%, 07/02/15	941	941
0.240%, 07/06/15	10,000	10,000
Sumitomo Mitsui Banking
0.655%, 04/01/15 (D)	2,700	2,700
0.130%, 04/01/15	5,000	5,000
0.302%, 04/02/15 (D)	9,000	9,000
0.250%, 04/21/15	2,500	2,500
0.313%, 04/23/15 (D)	7,500	7,500
0.250%, 05/12/15	4,000	4,000
Svenska Handelsbanken
0.180%, 06/10/15	10,000	10,000
Toronto-Dominion Bank
0.195%, 04/01/15	2,350	2,350
0.230%, 05/11/15	12,000	12,000
0.230%, 05/11/15	2,238	2,238
0.230%, 05/29/15	3,212	3,212
0.235%, 07/06/15	3,027	3,027
0.280%, 09/18/15	5,000	5,000
Wells Fargo Bank (D)
0.240%, 04/01/15	5,700	5,700
0.256%, 04/02/15	1,339	1,339
0.245%, 04/07/15	732	732
0.272%, 04/11/15	263	263
0.268%, 04/14/15	154	154
0.257%, 04/17/15	7,810	7,810
0.250%, 04/20/15	5,000	5,000
0.230%, 05/07/15	5,000	5,000
0.292%, 06/03/15	1,029	1,029

Total Certificates of Deposit (Cost $358,999) ($Thousands)		358,999

TIME DEPOSITS — 15.5%
Bank of Tokyo-Mitsubishi UFJ NY
0.040%, 04/01/15	4,000	4,000
Citibank
0.090%, 04/01/15	22,470	22,470
Manhattan Asset Funding
0.060%, 04/01/15	53,000	53,000
Svenska Handelsbanken
0.030%, 04/01/15	40,000	40,000
Swedbank
0.050%, 04/01/15	48,151	48,151

Total Time Deposits (Cost $167,621) ($Thousands)		167,621

CORPORATE OBLIGATIONS — 3.4%
ANZ New Zealand International (C)
3.125%, 08/10/15	301	304
Australia & New Zealand Banking Group (C) (D)
0.456%, 05/07/15	1,690	1,690

2	SEI Liquid Asset Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bank of Montreal (D)
0.737%, 06/11/15	$1,872	$1,876
0.517%, 06/24/15	2,096	2,098
Bank of Nova Scotia (D)
0.707%, 06/11/15	315	316
Bank of Tokyo-Mitsubishi UFJ NY
2.450%, 09/11/15	576	581
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	304	305
General Electric Capital
1.285%, 04/02/15 (D)	665	667
0.754%, 04/13/15 (D)	1,000	1,000
3.500%, 06/29/15	2,704	2,725
2.375%, 06/30/15	2,980	2,995
1.625%, 07/02/15	8,802	8,831
HSBC Bank PLC (C)
3.500%, 06/28/15	462	465
Metropolitan Life Global Funding I (C)
1.700%, 06/29/15	1,740	1,746
National Australia Bank (C)
2.750%, 09/28/15	794	803
National Bank of Canada
1.500%, 06/26/15	1,354	1,358
New York Life Global Funding (C)
3.000%, 05/04/15	2,806	2,813
Sumitomo Mitsui Banking (C)
3.150%, 07/22/15	916	924
Toronto-Dominion Bank (D)
0.436%, 05/01/15	424	424
Wal-Mart Stores
2.875%, 04/01/15	1,427	1,427
4.500%, 07/01/15	1,000	1,011
2.250%, 07/08/15	335	337
Westpac Banking
3.000%, 08/04/15	1,661	1,676

Total Corporate Obligations (Cost $36,372) ($Thousands)		36,372

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 2.8%
FFCB
0.230%, 04/01/15	780	780
0.196%, 04/11/15	7,810	7,812
0.169%, 04/16/15	10,000	10,000
0.177%, 04/23/15	9,000	9,000
0.217%, 04/24/15	2,250	2,251

Total U.S. Government Agency Obligations (Cost $29,843) ($Thousands)		29,843

MUNICIPAL BONDS (D) — 1.3%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.050%, 04/01/15	1,200	1,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi- Family Housing Program, Ser A-1, RB
0.080%, 04/01/15	$710	$710

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.120%, 04/02/15	400	400

Illinois — 0.0%
University of Illinois, Ser S, RB
0.100%, 04/01/15	330	330

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.100%, 04/02/15	1,340	1,340
Iowa State, Finance Authority, Ser G, RB
0.100%, 04/02/15	15	15
Iowa State, Finance Authority, Ser M, RB
0.100%, 04/02/15	450	450

		1,805

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.130%, 04/02/15	530	530

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.010%, 04/01/15	2,875	2,875

Minnesota — 0.2%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 04/02/15	1,780	1,780

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 04/01/15	390	390

New York — 0.0%
New York State, Housing Finance Agency, RB
0.200%, 04/07/15	440	440

Texas — 0.2%
Texas State, Small Business Project, Ser B, GO
0.090%, 06/01/45	2,245	2,245
Texas State, Taxable Product Development, RB
0.090%, 04/02/15	310	310

		2,555

3	SEI Liquid Asset Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.0%
Wisconsin Housing & Economic Development Authority, Ser B, RB
0.090%, 04/04/15	$155	$155
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.080%, 04/02/15	285	285

		440

Total Municipal Bonds (Cost $13,455) ($Thousands)		13,455

REPURCHASE AGREEMENTS (E) — 9.2%
Goldman Sachs 0.150%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $23,967,100 (collateralized by various GNMA obligations, ranging in par value $8,789,184 - $14,808,590, 3.350% - 3.500%, 02/20/45 - 04/15/45; with total market value $24,446,443)	23,967	23,967
RBC Capital 0.150% dated 03/27/15, to be repurchased on 04/02/15, repurchase price $8,004,200 (collateralized by various corporate obligations*, ranging in par value $5 - $2,018,561, 0.908% - 6.500%, 01/19/16 - 03/16/25, with total market value of $8,404,375)	8,004	8,004
RBC Capital 0.120%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $33,000,110 (collateralized by various FNMA and FMAC obligations, ranging in par value $1,000 - $12,614,868, 3.000% - 4.000%, 01/01/29 - 03/01/45; with total market value $33,660,112)	33,000	33,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
TD Securities 0.110%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,589,017 (collateralized by various U.S. Treasury Notes and corporate obligations*, ranging in par value $100 - $5,488,312, 0.750% - 4.875%, 01/21/16 - 01/15/17; with total market value $5,864,615)	$5,589	$5,589
Wells Fargo 0.150%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $20,874,087 (collateralized by various GNMA obligations, ranging in par value $1,305,338 - $11,300,000, 3.000% - 4.500%, 01/15/40 - 11/20/44; with total market value $21,291,569)	20,874	20,874
Wells Fargo 0.150%, dated 03/31/15, to be repurchased on 04/07/15, repurchase price $1,609,047 (collateralized by a GNMA obligation, par value $1,559,111, 3.500%, 01/15/45; with total market value $1,641,187)	1,609	1,609
Wells Fargo 0.130%, dated 03/25/15, to be repurchased on 04/01/15, repurchase price $6,296,159 (collateralized by various GNMA obligations, ranging in par value $3,084,962 - $4,020,732, 3.500% - 4.000%, 10/15/40 - 09/15/44; with total market value $6,422,083)	6,296	6,296

Total Repurchase Agreements (Cost $99,339) ($Thousands)		99,339

Total Investments — 100.0% (Cost $1,078,478)($ Thousands) †		$1,078,478

4	SEI Liquid Asset Trust / Quarterly Report / March 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2015

*	A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at March 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC	Amgen	3.875%	11/15/21	$166
	AP Moller	2.550	09/22/19	—
	AT&T	4.450	05/15/21	—
	Barclays	3.650	03/16/25	349
	Conagra	1.300	01/25/16	1,091
	CVS/Caremark	1.200	12/05/16	18
	Entertainment Properties	5.750	08/15/22	880
	Freeport McMoran Copper	3.875	03/15/23	193
	GE Capital	0.908	02/15/25	2,019
	Goldman Sachs	4.000	03/03/24	159
	HSBC Finance	5.500	01/19/16	10
	ING	5.500	07/15/22	522
	Intesa San Paolo	6.500	02/24/21	65
	John Deere Capital	2.800	01/27/23	610
	Morgan Stanley	3.875	04/29/24	1
	Nationwide	2.350	01/21/20	500
	Quest Diagnostics	3.500	03/30/25	1,325
	Select Income	4.150	02/01/22	30
	Teva	2.400	11/10/16	9
	Vodafone Group	2.950	02/19/23	30
	XL Capital	5.750	10/01/21	177
TD Securities	Lloyds Bank	4.875	01/21/16	5,488

Percentages are based on Net Assets of $1,078,608 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

RB — Revenue Bond

Ser — Series

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of March 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Liquid Asset Trust / Quarterly Report / March 31, 2015

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d))that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2015